Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of calculation of numerator and denominator in earnings per share

	For the year ended December 31,
	2011		2010		2009
	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares	Numerator / net income	Denominator / shares
Income and shares used in basic calculations	$115.2	91.5	$91.6	90.2	$117.1	89.1
Effect of dilutive stock based awards	—	3.5	—	4.3	—	5.4

Income and shares used in diluted calculations	$115.2	95.0	$91.6	94.4	$117.1	94.5

Basic earnings per share		$1.26		$1.02		$1.31

Diluted earnings per share		$1.21		$0.97		$1.24